Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	NEOS ETF TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001848758
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 25, 2024
Document Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2024
Prospectus Date	rr_ProspectusDate	Sep. 28, 2024
Mast Global Battery Recycling & Production ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Information — Mast Global Battery Recycling & Production ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Mast Global Battery Recycling & Production ETF (the “Fund”) seeks to track the investment results of an index composed of companies of developed and emerging market companies that may benefit from growth and innovation involved in the business of battery recycling, battery raw materials, and battery manufacturing.

Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you pay if you buy and hold shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries on the purchase and sale of Fund shares, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses table or in the Example above, may affect the Fund’s performance. For the period December 21, 2023 (commencement of operations) to May 31, 2024, the Fund’s portfolio turnover rate was 11%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” are based on estimated amounts for the current fiscal year and are calculated as a percentage of the Fund’s net assets.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a portfolio of stocks that make up the Indxx Global Battery Recycling & Production Index (the “Underlying Index”). The determination for inclusion in the Underlying Index is made by Indxx, LLC (“Indxx”). The Underlying Index is composed of equity securities of companies listed in developed or emerging markets as defined by Indxx in its “Country Classification and Investability Requirements” document that are currently involved in the business of battery recycling, battery raw materials, and battery manufacturing. Based on extensive research by Indxx, eligible companies are classified into three sub-themes: Battery Recycling; Battery Raw Materials (Production & Refinement); and Battery Cell Manufacturing, using a combination of data from company websites, annual reports, press releases and various news outlets to establish relevancy to each sub-theme. Such data reflects certain key information about potential index components and thus serves as a means of ensuring that the Underlying Index continues to reflect the market or economic reality in accordance with the Underlying Index’s objective.

In accordance with Indxx’s methodology and as determined by Indxx, companies included in the Underlying Index include:

1.	Battery Recycling: Companies that are currently involved in the business of battery recycling or that have subsidiary(s) involved in recycling of secondary batteries.
2.	Battery Raw Materials (Production & Refinement): Companies that are involved in refining, production and recycling of secondary battery raw materials.
3.	Battery Cell Manufacturing: Companies that are involved in the manufacturing of secondary batteries.

Secondary batteries are those batteries which can be recharged by passing electric current through them and hence can be used over again e.g., lithium-ion batteries. Major raw materials used to manufacture batteries are cobalt, aluminum, lithium, nickel and copper.

From this universe of securities, the final component securities of the Underlying Index are selected by descending security level market capitalization from each sub-theme. Companies from the Battery Recycling sub-theme are given preference in the creation of the final portfolio. As of September 15, 2024, the Underlying Index was comprised of 37 securities. The component securities of the Underlying Index are weighted based on their free float adjusted security-level market capitalization. The weightings are capped to ensure the combined weight of securities with weights greater than 4.75% do not exceed 45%.

The Underlying Index is reviewed and reconstituted semi-annually in March and September each year. Constituent weights of the Underlying Index are rebalanced quarterly. The Underlying Index includes large-, mid- and small-capitalization companies and may change over time.

The Fund is classified as “non-diversified.” This means that the Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. It is expected that a significant portion of the Underlying Index will be represented by securities of companies in the materials, industrials and consumer discretionary sectors.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry. As of September 15, 2024, the Underlying Index was concentrated in the chemicals industry and had significant exposure to the materials sector.

Neos Investment Management LLC (the “Adviser”) uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund will invest at least 80% of its assets in companies that derive at least 50% of its revenue from the battery recycling and production business and/or devotes at least 50% of its assets to the battery recycling and production business. Both companies engaged in the battery recycling business and companies engaged in the battery production business based on the aforementioned revenue or asset tests will each make up a meaningful percentage of the Fund’s portfolio.

Under the rules of the Underlying Index, at least 40% of its total constituents are companies located outside the U.S. In addition, the Fund will invest at least 40% of its assets in companies located outside the U.S., unless market conditions are not deemed favorable, in which the Fund must invest at least 30% of its assets, in companies organized or located outside the U.S. or doing a substantial amount of business in multiple countries outside the U.S. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

The Underlying Index is owned, maintained and administered by Indxx, which is independent of the Fund and the Adviser. Indxx determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. Indxx additionally calculates the Underlying Index.

The Fund is sponsored by KB Asset Management, a subsidiary of KB Financial Group.

The Fund may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of investment operations, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting the Fund’s website at www.mastetfs.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund does not have performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mastetfs.com
Mast Global Battery Recycling & Production ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Mast Global Battery Recycling & Production ETF | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Mast Global Battery Recycling & Production ETF | Battery Production and Materials Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Battery Production and Materials Risk. Battery materials companies may be susceptible to changes in the underlying commodities market. Commodity prices may be influenced or characterized by unpredictable factors, including, where applicable, high volatility, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates and monetary and other governmental policies, action and inaction. Companies involved in the production or refinement of materials used in batteries may be dependent on a single commodity or concentrated on a single commodity sector. Additionally, companies involved in the manufacturing of lithium-ion batteries are subject to the effects of price fluctuations of traditional and alternative sources of energy, developments in battery and alternative energy technology, the possibility that government subsidies for alternative energy will be eliminated and the possibility that lithium-ion technology is not suitable for widespread adoption.

Mast Global Battery Recycling & Production ETF | Battery Recycling Activities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Battery Recycling Activities Risk. Battery recycling companies may include companies that capture electrical energy in chemical forms. These companies heavily rely on battery technology and may be particularly vulnerable to market or economic factors such as changes in traditional and alternative sources of energy, rapid obsolescence of products and services, changes in raw material prices, developments in battery technology, the loss of patents, copyright and trademark protections, and government regulation. Additionally, companies involved in energy storage may be subject to the risks associated with the production, handling and disposal of hazardous components, and litigation arising out of environmental incidents. Stocks of battery recycling companies may experience wide price and volume fluctuations which may be unrelated to operating performance. These risks may have an adverse impact on the fund and its shareholders.

Mast Global Battery Recycling & Production ETF | Absence of Prior Active Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Absence of Prior Active Market Risk. While the Fund’s Shares are listed on NYSE ARCA (the “Exchange”), there can be no assurance that an active trading market for Shares will develop or be maintained. The Fund’s distributor does not maintain a secondary market in Shares.

Mast Global Battery Recycling & Production ETF | Calculation Methodology Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Calculation Methodology Risk. The Underlying Index relies on various sources of information to assess the criteria of issuers included in the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor the Adviser can offer assurances that the Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers.

Mast Global Battery Recycling & Production ETF | Chemicals Industry Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Chemicals Industry Risk. The chemicals industry can be significantly affected by intense competition, product obsolescence, raw materials prices, and government regulation, and can be subject to risks associated with the production, handling and disposal of hazardous components, and litigation arising out of environmental contamination.

Mast Global Battery Recycling & Production ETF | Commodity Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Commodity Exposure Risk. The Fund invests in companies that are economically tied to the lithium industry, which may be susceptible to fluctuations in the underlying commodities market. Commodity prices may be influenced or characterized by unpredictable factors, including, where applicable, high volatility, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates and monetary and other governmental policies, action and inaction. Securities of companies held by the Fund that are dependent on a single commodity, or are concentrated on a single commodity sector, may typically exhibit even higher volatility attributable to commodity prices.

Mast Global Battery Recycling & Production ETF | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk. The Fund may invest in up to 100% of the constituents of the Underlying Index, which itself may have concentration in certain regions, economies, countries, markets, industries or sectors. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

Mast Global Battery Recycling & Production ETF | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. The Fund may invest its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of the Shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Mast Global Battery Recycling & Production ETF | Custody Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

Mast Global Battery Recycling & Production ETF | Electric Vehicles Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Electric Vehicles Sector Risk. Companies involved in, or exposed to, electric vehicles-related businesses may have limited product lines, markets, financial resources or personnel. Electric vehicle technology is a relatively new technology and is subject to risks associated with a developing industry. These risks include intense competition, delays or other complications in connection with production, rapid product obsolescence, increased government regulation and market volatility. Many companies involved in, or exposed to, electric vehicles-related businesses depend significantly on retaining and growing the consumer base of their products and services. Such companies may not be exclusively or substantially exposed to the electric vehicles sector, but may be substantially exposed to the market and business risks of other industries or sectors, and the Fund may be adversely affected by negative developments impacting those companies, industries or sectors. Electric vehicle companies currently benefit from certain government subsidiaries, policies and economic incentives, which may be reduced or eliminated in the future.

Mast Global Battery Recycling & Production ETF | Emerging Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Market Risk. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. Companies in many emerging markets do not have the same regulatory or accounting and auditing standards as companies in more developed markets. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.

Mast Global Battery Recycling & Production ETF | Exchange Traded Funds (“ETFs”) Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Exchange Traded Funds (“ETFs”) Risk. The Fund is structured as an ETF. As a result, the Fund is subject to special risks, including:
Mast Global Battery Recycling & Production ETF | Not Individually Redeemable [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

Mast Global Battery Recycling & Production ETF | Trading Issues [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

Mast Global Battery Recycling & Production ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○	In times of market stress, market makers may step away from their role market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

○	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

○	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

Mast Global Battery Recycling & Production ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

Additionally, purchases and redemptions of creation units primarily with cash rather than through in-kind delivery of portfolio securities may cause the Fund to incur certain costs, including brokerage costs or taxable gains or losses that it might not have incurred if it made a redemption in-kind, and therefore decrease the Fund's NAV to the extent not offset by a transaction fee payable by an AP.

Mast Global Battery Recycling & Production ETF | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Mast Global Battery Recycling & Production ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. When the Fund invests in foreign securities (whether directly or through ADRs), it will be subject to additional risks not typically associated with investing in U.S. government securities and securities of domestic companies. These risks are heightened to the extent that the Fund invests in securities of foreign companies in emerging markets.

Mast Global Battery Recycling & Production ETF | Index-Related Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Index-Related Risk. Errors in the Underlying Index data, the Underlying Index’s computation and/or the construction of the Underlying Index, in accordance with its methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have a negative impact on the Fund and its shareholders. This risk may be heightened when an index’s underlying companies are located in emerging markets.

Mast Global Battery Recycling & Production ETF | Industrials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and changes in general economic conditions, among other factors.

Mast Global Battery Recycling & Production ETF | Investable Universe of Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investable Universe of Companies Risk. The investable universe of companies in which the Fund may invest may be limited. If a company no longer meets the Index Provider’s criteria for inclusion in the Underlying Index, the Fund may need to reduce or eliminate its holdings in that company. The reduction or elimination of the Fund’s holdings in the company may have an adverse impact on the liquidity of the Fund’s overall portfolio holdings and on Fund performance. In times of market turmoil, the Fund’s shares may become less liquid in response to less liquidity in the underlying companies in which the Fund invests, this may lead to wider bid/ask spreads between the Fund’s share’s market price and the underlying value of the shares.

Mast Global Battery Recycling & Production ETF | Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer Risk. Changes in the financial condition or credit rating of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The values of securities of smaller, less well-known issuers can be more volatile than those of larger issuers. Issuer-specific events can have a negative impact on the value of the Fund.

Mast Global Battery Recycling & Production ETF | Large Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Capitalization Companies Risk. Stocks of large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better or worse than the stock market in general. These periods have in the past lasted as long as several years.

Mast Global Battery Recycling & Production ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Mast Global Battery Recycling & Production ETF | Materials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Materials Sector Risk. Many companies in the materials sector are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, environmental policies and consumer demand. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.

Mast Global Battery Recycling & Production ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is new and if it does not grow large in size, it will be at greater risk than larger funds of wider bid-ask spreads for its shares, trading at a greater premium or discount to NAV, liquidation and/or a stop to trading. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Mast Global Battery Recycling & Production ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. The Fund is classified as “non-diversified.” This means that the Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular issuers or to a single economic, political or regulatory occurrence affecting these issuers.

Mast Global Battery Recycling & Production ETF | Passive Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed, and the Adviser generally does not attempt to take defensive positions under any market conditions, including declining markets.
Mast Global Battery Recycling & Production ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Mast Global Battery Recycling & Production ETF | Sampling Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sampling Risk. Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the Underlying Index and resemble the Underlying Index in terms of risk factors and other key characteristics. The Fund’s use of a representative sampling approach could result in it holding a different number of securities than are in the Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held only the securities in the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Mast Global Battery Recycling & Production ETF | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Mast Global Battery Recycling & Production ETF | Securities Lending Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Mast Global Battery Recycling & Production ETF | Small-Cap and Mid-Cap Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small-Cap and Mid-Cap Risk. Stocks of small-capitalization and mid-capitalization companies are riskier than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. As a result, small- and mid-cap stocks may be significantly more volatile than large-cap stocks.

Mast Global Battery Recycling & Production ETF | Thematic Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Thematic Investing Risk. The Fund relies on Indxx for the identification of securities for inclusion in the Underlying Index that reflect themes and sub-themes, and its performance may suffer if such securities are not correctly identified or if a theme or sub-theme develops in an unexpected manner. Performance may also suffer if the stocks included in the Underlying Index do not benefit from the development of such themes or sub-themes. Performance may also be impacted by the inclusion of non-theme-relevant exposures in the Underlying Index. There is no guarantee that the Underlying Index will reflect the theme and sub-theme exposures intended.

Mast Global Battery Recycling & Production ETF | Tracking Error Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to the Fund’s shareholders, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements, among other reasons. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not. Tracking error may occur due to differences between the methodologies used in calculating the value of the Underlying Index and determining the Fund’s NAV.

Mast Global Battery Recycling & Production ETF | U.S. Federal Income Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Federal Income Tax Risk. The Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders is subject to federal income tax at rates of up to 20%. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisor as to the tax consequences of acquiring, owning and disposing of Shares in the Fund.

Mast Global Battery Recycling & Production ETF | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third- party service providers.

Mast Global Battery Recycling & Production ETF | Mast Global Battery Recycling & Production ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EV
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 208

[1]	“Other expenses” are based on estimated amounts for the current fiscal year and are calculated as a percentage of the Fund’s net assets.